Annual Total Returns[BarChart] - Mid Cap Index Fund - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.01%)	17.52%	33.11%	9.41%	(2.50%)	20.62%	15.91%	(11.43%)	25.71%	13.30%